Expense Example, No Redemption - Retail Class - Transamerica Emerging Markets Opportunities	A 1 year	A 3 years	A 5 years	A 10 years	C 1 year	C 3 years	C 5 years	C 10 years	I 1 year	I 3 years	I 5 years	I 10 years	R6 1 year	R6 3 years	R6 5 years	R6 10 years
USD ($)	666	910	1,173	1,925	198	612	1,052	2,275	102	368	654	1,468	98	306	531	1,178